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The Advisors' Inner Circle Fund II

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Institutional Sweep Class Shares: HHIXX






SUMMARY PROSPECTUS




MAY 31, 2016

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://hancockhorizon.com/FundInvestors/Literature.aspx. You can also get this information at no cost by calling 1-888-422-2654, by sending an e-mail request to information@hancockhorizon.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated May 31, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.


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HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Hancock Horizon Government Money Market Fund (the "Government Money Market Fund" or the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Sweep Class Shares of the Fund.

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
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                                                             INSTITUTIONAL SWEEP
                                                                 CLASS SHARES
                                                             -------------------
Management Fees .........................................                 0.40%
Other Expenses ..........................................                 0.45%
                                                                         -------
  Shareholder Servicing Fees ............................    0.25%
  Other Operating Expenses ..............................    0.20%
Total Annual Fund Operating Expenses ....................                 0.85%
Less Fee Reductions and/or Expense Reimbursements .......                (0.02)%
                                                                         -------
Total Annual Fund Operating Expenses After Fee Reductions
  and/or Expense Reimbursements(1) ......................                 0.83%

(1) HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.83% OF THE FUND'S INSTITUTIONAL SWEEP CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL MAY 31, 2017 (THE "EXPENSE CAP"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE
     TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.

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EXAMPLE
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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year           3 Years           5 Years           10 Years
        ------           -------           -------           --------
         $85              $269              $469              $1,047

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

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INTEREST RATE RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the value of a security will decline due to rising interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

REGULATORY REFORM RISK -- Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the U.S. Securities and Exchange Commission (the "SEC") voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds that meet certain requirements are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Sweep Class Shares' performance from year to year for the past 10 years and by showing the Fund's Institutional Sweep Class Shares' average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009 the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009 the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

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                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

                              -------------------------
                                 2006      4.07%
                              -------------------------
                                 2007      4.01%
                              -------------------------
                                 2008      1.03%
                              -------------------------
                                 2009      0.01%
                              -------------------------
                                 2010      0.01%
                              -------------------------
                                 2011      0.01%
                              -------------------------
                                 2012      0.01%
                              -------------------------
                                 2013      0.01%
                              -------------------------
                                 2014      0.01%
                              -------------------------
                                 2015      0.01%
                              -------------------------

                          ---------------------------------
                          BEST QUARTER      WORST QUARTER
                          ---------------------------------
                              1.10%             0.00%
                          ---------------------------------
                           (12/31/2006)       (03/31/2011)
                          ---------------------------------

The performance information shown above is based on a calendar year. The Fund's Institutional Sweep Class Shares' performance from 1/1/16 to 3/31/16 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

GOVERNMENT
MONEY MARKET FUND --
INSTITUTIONAL                                                    SINCE INCEPTION
SWEEP CLASS SHARES        1 YEAR      5 YEARS      10 YEARS      (MAY 31, 2000)
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FUND RETURNS ...........  0.01%       0.01%         0.91%            1.24%

INVESTMENT ADVISER

Horizon Advisers

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

The Fund offers Institutional Sweep Class Shares only to investors participating in cash sweep and cash management programs offered through Hancock (as defined below).

Hancock may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock. In

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general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

The Fund's shares are redeemable. Shareholders may redeem shares by following procedures established when they opened their account or accounts.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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